Deferred revenues (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of deferred revenue

	2021	2020

Deferred revenues	886,340	1,021,924

Prepaid services (i)	118,795	189,482
Government grants (ii)	11,184	24,732
Anticipated revenues	8,522	11,163
Deferred revenues on sale of towers (iii)	734,826	788,921
Contractual liabilities (iv)	13,013	7,626

Current portion	(197,179)	(266,436)
Non-current portion	689,161	755,488

(i)	Referring to the recharge of voice credits and data not yet used by customers relating to prepaid system services that are appropriate to the result when the actual use of these services by clients.

(ii)	Referring to the release of resources related to the financing line with BNDES (Investment Support Program-BNDES PSI). The sum of grants granted by BNDES up to December 31, 2021 is R$ 203 million and the outstanding amount on December 31, 2021 is R$ 11,184 (R$ 24,732 on December 31, 2020). This amount is being amortized by the lifespan of the asset being financed and appropriated in the group of “other net revenues (expenses)” (note 29).

(iii)	Referring to the amount of revenue to be appropriated by the sale of the towers (note 16).

(iv)	Contracts with customers. The table below includes information on the portion of trade accounts receivable, from which contractual assets and liabilities originate.

Schedule of contractual assets and liabilities
2021

Accounts receivable included in trade accounts	2,051,120
Contractual assets	15,340
Contractual liabilities	(13,013)

Summary of the main changes during the fiscal year:	Summary of the main variations in the year.
Contractual assets (liabilities)

Balance at December 31, 2020	7,288
Additions	8,800
Write-offs	(13,761)
Balance at December 31, 2021	2,327

Schedule of balances of contractual assets and liabilities are expected to be realized	The balances of contractual assets and liabilities are expected to be realized according to the table below:
	2022	2023
Contractual assets (liabilities)	3,685	(1,358)